Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Estimated Cash Flows For Site Investigation and Redemption Cost	Estimated cash flows for site investigation and remediation costs in the next five years and thereafter are as follows:

2015	$19,643
2016	22,229
2017	14,394
2018	5,443
2019	629
Thereafter to 2046	10,256
$72,594

Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Purchased power	$118,158	$—	$—	$—	$—	$—	$118,158
Gas delivery, service and supply agreements	52,848	37,714	30,318	27,718	27,625	88,234	264,457
Service agreements	28,572	32,147	32,537	31,556	31,382	481,061	637,255
Capital projects	21,972	—	—	—	—	—	21,972
Operating leases	5,647	4,951	4,604	4,274	4,190	97,421	121,087
Total	$227,197	$74,812	$67,459	$63,548	$63,197	$666,716	$1,162,929